Cash collateral on securities and reverse repurchase agreements- receivables and security borrowings (Details) $ in Thousands, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)
Receivables from repurchase agreements and security borrowing
Receivables from repurchase agreements and security borrowing	$ 148,906	$ 91,641	$ 55,703
Fair value of securities received by bank as collateral		95,665	54,499
Up to 1 month
Receivables from repurchase agreements and security borrowing
Receivables from repurchase agreements and security borrowing		67,344	30,963
Between 1 and 3 months
Receivables from repurchase agreements and security borrowing
Receivables from repurchase agreements and security borrowing		19,207	21,967
Between 3 and 12 months
Receivables from repurchase agreements and security borrowing
Receivables from repurchase agreements and security borrowing		5,090	2,773
Instruments issued by the Chilean Government and Central Bank | Central Bank bonds
Receivables from repurchase agreements and security borrowing
Receivables from repurchase agreements and security borrowing		4,114
Instruments issued by the Chilean Government and Central Bank | Other instruments issued by the Chilean Government and Central Bank
Receivables from repurchase agreements and security borrowing
Receivables from repurchase agreements and security borrowing		2,576
Instruments issued by the Chilean Government and Central Bank | Up to 1 month | Central Bank bonds
Receivables from repurchase agreements and security borrowing
Receivables from repurchase agreements and security borrowing		4,114
Instruments issued by the Chilean Government and Central Bank | Up to 1 month | Other instruments issued by the Chilean Government and Central Bank
Receivables from repurchase agreements and security borrowing
Receivables from repurchase agreements and security borrowing		2,576
Other instruments issued in Chile | Deposits in domestic banks
Receivables from repurchase agreements and security borrowing
Receivables from repurchase agreements and security borrowing		13,297
Other instruments issued in Chile | Other instruments
Receivables from repurchase agreements and security borrowing
Receivables from repurchase agreements and security borrowing		71,654	55,703
Other instruments issued in Chile | Up to 1 month | Deposits in domestic banks
Receivables from repurchase agreements and security borrowing
Receivables from repurchase agreements and security borrowing		13,297
Other instruments issued in Chile | Up to 1 month | Other instruments
Receivables from repurchase agreements and security borrowing
Receivables from repurchase agreements and security borrowing		47,357	30,963
Other instruments issued in Chile | Between 1 and 3 months | Other instruments
Receivables from repurchase agreements and security borrowing
Receivables from repurchase agreements and security borrowing		19,207	21,967
Other instruments issued in Chile | Between 3 and 12 months | Other instruments
Receivables from repurchase agreements and security borrowing
Receivables from repurchase agreements and security borrowing		$ 5,090	$ 2,773